Summary of significant accounting policies - Summary of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	¥ 2,684,342	$ 421,232	¥ 391,310
CHINA
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	39,746		0
Overseas [Member]
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	317		1
China, Yuan Renminbi | CHINA
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	1,167,445		110,241
United States of America, Dollars | CHINA
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	1,447,336		248,716
United States of America, Dollars | Overseas [Member]
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	¥ 29,498		¥ 32,352